Remuneration of Directors and Senior Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 2	$ 2	$ 3
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	2	3
Common stock option based awards	8	8	10
Annual incentive plans	6	4	5
Long-term incentive plans	20	15	17
Total	$ 36	$ 29	$ 35